Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Marketable securities (Note 7)	R$ 760	R$ 493
Restricted cash	240	235
Assets	10,070	8,072
TOTAL ASSETS	67,028	59,727
Liabilities
Loans and debentures (Note 15) - CDI	(19,466)	(12,280)	R$ (9,831)	R$ (10,580)
CVA and Other financial components – SELIC (Note 12.4)		(16)		R$ 338	R$ 330	R$ 123	R$ 81
TOTAL LIABILITIES	(38,447)	(32,345)
Net assets exposed	(6,213)	R$ (2,565)
Probable Scenario [Member]
Liabilities
TOTAL LIABILITIES	(13,910)
Adverse Scenario [Member]
Liabilities
TOTAL LIABILITIES	(14,261)
TJLP [member] | Book Value [Member]
Assets
Cash equivalents (Note 6)	1,630
Marketable securities (Note 7)	760
Restricted cash	240
Assets	1,962
TOTAL ASSETS	5,589
Liabilities
Loans and debentures (Note 15) - CDI	(7,981)
TOTAL LIABILITIES	(7,981)
Net assets exposed	(2,392)
TJLP [member] | Probable Scenario [Member]
Assets
Cash equivalents (Note 6)	1,833
Marketable securities (Note 7)	855
Restricted cash	270
Assets	2,207
TOTAL ASSETS	6,287
Liabilities
Loans and debentures (Note 15) - CDI	(8,978)
TOTAL LIABILITIES	(8,978)
Net assets exposed	(2,691)
Net effect of fluctuation in interest rates	(299)
TJLP [member] | Adverse Scenario [Member]
Assets
Cash equivalents (Note 6)	1,890
Marketable securities (Note 7)	881
Restricted cash	278
Assets	2,276
TOTAL ASSETS	6,392
Liabilities
Loans and debentures (Note 15) - CDI	(9,258)
TOTAL LIABILITIES	(9,258)
Net assets exposed	(2,866)
Net effect of fluctuation in interest rates	R$ (474)